RELATED PARTY BALANCES AND TRANSACTIONS - Services provided to the related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions
Services provided to the related parties	¥ 502,614	¥ 86,311
Qicaitianxia | Referral service fee
Related Party Transactions
Services provided to the related parties	196,013	84,303
Jinshang | Loan facilitation service
Related Party Transactions
Services provided to the related parties	134,884
Jinshang | Post-origination services
Related Party Transactions
Services provided to the related parties	33,153
Beijing Zixuan | Loan facilitation service
Related Party Transactions
Services provided to the related parties	128,970
Beijing Zixuan | Post-origination services
Related Party Transactions
Services provided to the related parties	8,559
Others
Related Party Transactions
Services provided to the related parties	¥ 1,035	¥ 2,008